ALTEGRIS MULTI-STRATEGY ALTERNATIVE FUND

Class A	Ticker: MULAX
Class C	Ticker: MULCX
Class I	Ticker: MULIX
Class N	Ticker: MULNX

(a series of Northern Lights Fund Trust)

Supplement dated July 21, 2014 to the Prospectus dated May 1, 2014

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Effective July 21, 2014, Jon Sundt and Allen Cheng have been removed as portfolio managers of the Altegris Multi-Strategy Alternative Fund (the “Fund”).  Matthew Osborne is primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following replaces the information in the section titled “Investment Adviser Co-Portfolio Managers” on page 8 of the Prospectus:

Matthew Osborne has served the Fund as Portfolio Manager since it commenced operations in 2013.

Portfolio Manager	Title
Matthew Osborne	Executive Vice President

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The section titled “Investment Adviser Portfolio Managers” on pages 29-30 is amended to delete the information regarding Jon Sundt and Allen Cheng.

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The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated May 1, 2014 and Statement of Additional Information (“SAI”), dated May 1, 2014, as updated.  This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

ALTEGRIS MULTI-STRATEGY ALTERNATIVE FUND

Class A	Ticker: MULAX
Class C	Ticker: MULCX
Class I	Ticker: MULIX
Class N	Ticker: MULNX

(a series of Northern Lights Fund Trust)

Supplement dated July 21, 2014

to the Statement of Additional Information (“SAI”) dated May 1, 2014

______________________________________________________________________

Effective July 21, 2014, Jon Sundt and Allen Cheng have been removed as portfolio managers of the Altegris Futures Evolution Strategy Fund (the “Fund”).  Matthew Osborne is primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The introductory paragraph and the subsequent tables in the section titled “Portfolio Managers” on page 40 are deleted and replaced with the following:

Matthew Osborne is the portfolio manager of the Fund. As of December 31, 2013, Mr. Osborne was responsible for the portfolio management of the following types of accounts in addition to the Fund:

MATTHEW OSBORNE Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	9	$2,529	0	0
Other Pooled Investment Vehicles	23	$1,170	0	0
Other Accounts	0	0	0	0

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The section titled “Portfolio Managers-Compensation” on page 42 is deleted and replaced with the following:

For services as a portfolio manager to the Fund, Matthew Osborne receives a salary from the Adviser.  Mr. Osborne also has an equity interest in a privately-held entity that directly or indirectly controls the Adviser and its affiliates, and will receive compensation from that entity based upon the future profitability of the Adviser and its affiliates.

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The section titled “Portfolio Managers-Ownership of Securities” on page 42 is deleted and replaced with the following:

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager in the Fund as of December 31, 2013.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Matthew Osborne	None

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated May 1, 2014, as updated, and Statement of Additional Information (“SAI”), dated May 1, 2014.  This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.